Investment Objectives and Goals	Dec. 31, 2025
Guinness Atkinson Alternative Energy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Alternative Energy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Alternative Energy Fund’s investment objective is long-term capital appreciation.
Guinness Atkinson Asia Focus Fund
Prospectus [Line Items]
Risk/Return [Heading]	Asia Focus Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Asia Focus Fund’s investment objective is long-term capital appreciation.
Guinness Atkinson China & Hong Kong Fund
Prospectus [Line Items]
Risk/Return [Heading]	China & Hong Kong Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.
Guinness Atkinson Global Energy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Energy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Energy Fund’s investment objective is long-term capital appreciation.
Guinness Atkinson Global Innovators Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Innovators Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Innovators Fund’s investment objective is long-term capital appreciation.
Guinness Atkinson Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Risk/Return [Heading]	Guinness Atkinson Asia Pacific Dividend Builder ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Guinness Atkinson Asia Pacific Dividend Builder ETF’s investment objective is to provide investors with dividend income and long-term capital growth.
Guinness Atkinson Dividend Builder ETF
Prospectus [Line Items]
Risk/Return [Heading]	Guinness Atkinson Dividend Builder ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Guinness Atkinson Dividend Builder ETF seeks a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.
Guinness Atkinson International Dividend Builder ETF
Prospectus [Line Items]
Risk/Return [Heading]	Guinness Atkinson International Dividend Builder ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Guinness Atkinson International Dividend Builder ETF seeks a moderate level of current income and consistent dividend growth.
Guinness Atkinson Real Assets Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Guinness Atkinson Real Assets Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Guinness Atkinson Real Assets Income ETF (the “Real Assets Income ETF” or the “Fund”) seeks a moderately high level of current income, consistent dividend growth and capital appreciation.
Guinness Atkinson Smart Transportation & Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	Guinness Atkinson Smart Transportation & Technology ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Guinness Atkinson Smart Transportation & Technology ETF’s investment objective is long-term capital appreciation.
Guinness Atkinson Sustainable Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Guinness Atkinson Sustainable Energy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Guinness Atkinson Sustainable Energy ETF’s investment objective is long-term capital appreciation.
Guinness Atkinson US Dividend Builder ETF
Prospectus [Line Items]
Risk/Return [Heading]	Guinness Atkinson US Dividend Builder ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Guinness Atkinson US Dividend Builder ETF seeks a moderate level of current income.